Document And Entity Information	Feb. 02, 2023
Document Information Line Items
Entity Registrant Name	BioSig Technologies, Inc.
Trading Symbol	BSGM
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A is being filed to correct the description of the General Release and Severance Agreement with Steve Chaussy, Chief Financial Officer of the Company, under Item 5.02 of the Original Form 8-K and to file the correct copy of such agreement as Exhibit 10.1. No other changes have been made to the Original Form 8-K.
Entity Central Index Key	0001530766
Document Period End Date	Feb. 02, 2023
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38659
Entity Tax Identification Number	26-4333375
Entity Address, Address Line One	55 Greens Farms Road, 1st Floor
Entity Address, City or Town	Westport
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06880
City Area Code	(203)
Local Phone Number	409-5444
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Security Exchange Name	NASDAQ